Personnel expenses - Long-term incentive plan 2015 (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based payment arrangement
Share-based payment expense recognized in consolidated income statement	$ 226	$ 226	$ 161
Long Term Incentive Plan 2015
Share-based payment arrangement
Fair value of share-based compensation plan			86
Share-based payment expense recognized in consolidated income statement	$ 6	$ 5	$ 16